Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds	$ 113,166	$ 123,747	$ 135,354
Ceded interest credited to contractholder funds	(4,545)	(5,158)	(5,468)
Interest credited to contractholder funds, net of reinsurance	108,637	118,604	129,911
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed interest credited to contractholder funds	16	15	25
Ceded interest credited to contractholder funds	$ (4,545)	$ (5,158)	$ (5,468)